Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands

Raw materials	28,549	33,790
Work in progress	697	486
Finished products	30,447	34,535

	59,693	68,811